Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents	$ 1,290	$ 781
Trade and other receivables	19,102	11,292
Inventories	12,095	9,698
Prepaid expenses	9,798	7,647
Total current assets	42,285	29,418
Non-current assets
Property, plant and equipment	11,327	9,979
Long-term deposit	259	85
Total non-current assets	11,586	10,064
Total assets	53,871	39,482
Current liabilities
Trade and other payables	9,830	9,473
Working capital facilities	0	16,283
Promissory notes	0	519
Short term loans	0	1,630
Derivative liability	251	155
Lease liability	409	471
Total current liabilities	10,490	28,531
Non-current liabilities
Lease Liability	1,572	1,871
Long term loan	18,834	0
Government assistance payable	216	152
Other payables	425	343
Total non-current liabilities	21,047	2,366
Equity
Share capital	128,062	116,408
Contributed surplus	12,120	10,904
Warrants	4,725	4,725
Accumulated other comprehensive income	5,356	5,792
Deficit	(127,929)	(129,244)
Total Equity	22,334	8,585
Total liabilities and equity	$ 53,871	$ 39,482